Borrowings - Senior Loan Note Subscription Agreement (Details) $ in Thousands		12 Months Ended
	Sep. 02, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Borrowings
Proceeds from senior debt		$ 56,705	$ 117,527	$ 0
Repayment of senior debt		0	$ 77,351	$ 0
Senior Loan | Senior Loan Note Subscription Agreement | Cigna And Barings
Borrowings
Debt instrument face value	$ 90,000
Senior Debt Facility | Cigna And Barings
Borrowings
Cash coupon capitalized percentage	8.50%
Term of loan	3 years
Liquidity reserve requirement		$ 25,000
Senior Debt Facility | Cigna And Barings | Minimum
Borrowings
Total Tangible Assets Ratio		1.5
Minimum liquidity balance		$ 25,000
Senior Debt Facility | Cigna And Barings | Debt Covenant, on March 31, 2024 | Minimum
Borrowings
Total Interest Cover Ratio		1.00
Senior Debt Facility | Cigna And Barings | Debt Covenant, on June 30, 2024 | Minimum
Borrowings
Total Interest Cover Ratio		1.50
Senior Debt Facility | Cigna And Barings | Debt Covenant, on June 30, 2024 | Maximum
Borrowings
Total Leverage Ratio		5.00
Senior Debt Facility | Cigna And Barings | Debt Covenant, on September 30, 2024 | Minimum
Borrowings
Total Interest Cover Ratio		1.75
Senior Debt Facility | Cigna And Barings | Debt Covenant, on September 30, 2024 | Maximum
Borrowings
Total Leverage Ratio		4.00
Senior Debt Facility | Cigna And Barings | Debt Covenant, on December 31, 2024 | Minimum
Borrowings
Total Interest Cover Ratio		2.00
Senior Debt Facility | Cigna And Barings | Debt Covenant, on December 31, 2024 | Maximum
Borrowings
Total Leverage Ratio		3.50
Senior Debt Facility | Cigna And Barings | Debt Covenant, on March 31, 2025 and Thereafter | Minimum
Borrowings
Total Interest Cover Ratio		3.00
Senior Debt Facility | Cigna And Barings | Debt Covenant, on March 31, 2025 and Thereafter | Maximum
Borrowings
Total Leverage Ratio		2.50
Senior Debt Facility | Senior Loan Note Subscription Agreement | Cigna And Barings
Borrowings
Debt instrument face value	$ 150,000
Increase in debt facility	$ 60,000
Senior Debt Facility | CIGNA Refinance Loan | Debt Covenant, on March 31, 2024 | Maximum
Borrowings
Total Leverage Ratio		8.00